INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of finite-lived intangible assets
The major components of intangible assets as of December 31, 2020 and 2019 consist of:

	Weighted- Average Remaining Useful Lives (Years)	2020			2019
(in millions)		Gross Carrying Amount	Accumulated Amortization and Impairments	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Impairments	Net Carrying Amount
Finite-lived intangible assets:
Product brands	6	$20,890	$(14,914)	$5,976	$21,011	$(13,544)	$7,467
Corporate brands	7	907	(404)	503	930	(338)	592
Product rights/patents	3	3,305	(3,055)	250	3,297	(2,887)	410
Partner relationships	1	169	(168)	1	166	(165)	1
Technology and other	3	210	(200)	10	209	(189)	20
Total finite-lived intangible assets		25,481	(18,741)	6,740	25,613	(17,123)	8,490
Acquired IPR&D not in service	NA	7	—	7	13	—	13
B&L Trademark	NA	1,698	—	1,698	1,698	—	1,698
		$27,186	$(18,741)	$8,445	$27,324	$(17,123)	$10,201

Schedule of components of indefinite-lived intangible assets
The major components of intangible assets as of December 31, 2020 and 2019 consist of:

	Weighted- Average Remaining Useful Lives (Years)	2020			2019
(in millions)		Gross Carrying Amount	Accumulated Amortization and Impairments	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Impairments	Net Carrying Amount
Finite-lived intangible assets:
Product brands	6	$20,890	$(14,914)	$5,976	$21,011	$(13,544)	$7,467
Corporate brands	7	907	(404)	503	930	(338)	592
Product rights/patents	3	3,305	(3,055)	250	3,297	(2,887)	410
Partner relationships	1	169	(168)	1	166	(165)	1
Technology and other	3	210	(200)	10	209	(189)	20
Total finite-lived intangible assets		25,481	(18,741)	6,740	25,613	(17,123)	8,490
Acquired IPR&D not in service	NA	7	—	7	13	—	13
B&L Trademark	NA	1,698	—	1,698	1,698	—	1,698
		$27,186	$(18,741)	$8,445	$27,324	$(17,123)	$10,201

Schedule of estimated aggregate amortization expense for each of the five succeeding years
Estimated amortization expense of finite-lived intangible assets for the five years ending December 31 and thereafter are as follows:

(in millions)	2021	2022	2023	2024	2025	Thereafter	Total
Amortization	$1,389	$1,204	$1,030	$905	$822	$1,390	$6,740

Schedule of changes in the carrying amount of goodwill
The changes in the carrying amounts of goodwill during the years ended December 31, 2020, 2019 and 2018 were as follows:

(in millions)	Bausch + Lomb/ International	Branded Rx	U.S. Diversified Products	Salix	Ortho Dermatologics	Diversified Products	Total
Balance, January 1, 2018	$6,016	$6,631	$2,946	$—	$—	$—	$15,593
Impairment of the Salix and Ortho Dermatologics reporting units	—	(2,213)	—	—	—	—	(2,213)
Realignment of Global Solta reporting unit goodwill	(82)	115	(33)	—	—	—	—
Goodwill reclassified to assets held for sale and subsequently disposed	(2)	—	—	—	—	—	(2)
Realignment of segment goodwill	—	(4,533)	(2,913)	3,156	1,267	3,023	—
Impairment of the Dentistry reporting unit	—	—	—	—	—	(109)	(109)
Foreign exchange and other	(127)	—	—	—	—	—	(127)
Balance, December 31, 2018	5,805	—	—	3,156	1,267	2,914	13,142
Acquisition of certain assets of Synergy	—	—	—	3	—	—	3
Goodwill reclassified to assets held for sale (Note 5)	(18)	—	—	—	—	—	(18)
Foreign exchange and other	(1)	—	—	—	—	—	(1)
Balance, December 31, 2019	5,786	—	—	3,159	1,267	2,914	13,126
Assets held for sale reclassified to goodwill (Note 5)	18	—	—	—	—	—	18
Goodwill reclassified to assets held for sale (Note 3)	(217)	—	—	—	—	—	(217)
Foreign exchange and other	117	—	—	—	—	—	117
Balance, December 31, 2020	$5,704	$—	$—	$3,159	$1,267	$2,914	$13,044